Goodwill	12 Months Ended
Aug. 31, 2021
Disclosure Text Block Supplement [Abstract]
GOODWILL
10.	GOODWILL

The following table summarizes the change in the carrying amount of goodwill by segment for the years ended August 31, 2021 and 2020:

	Overseas Schools	Complementary Education Services	Total
	RMB	RMB	RMB
Balance as of August 31, 2019	1,033,622	759,052	1,792,674
Additions (a)	161,831	47,799	209,630
Disposal (b)	—	(13,774)	(13,774)
Exchange realignment	64,194	—	64,194
Balance as of August 31, 2020	1,259,647	793,077	2,052,724
Addition (a)	—	20,874	20,874
Impairment (c)	—	(84,730)	(84,730)
Exchange realignment	(38,682)	—	(38,682)
Balance as of August 31, 2021	1,220,965	729,221	1,950,186

Note:

(a)	For the year ended August 31, 2020, the additions to goodwill reflects the excess of the consideration paid over the fair values of the identifiable net assets acquired of STM and BIC, Linstitute and an education service provider (Note 4).

For the year ended August 31, 2021, the addition to goodwill reflects the excess of the consideration paid over the fair values of the identifiable net assets acquired of Leti (Note 4).

(b)	During the year ended August 31, 2020, the Company disposed of its 60.46% equity interest in a subsidiary, Guangzhou Zangxing Network Technology Co., Ltd. (“Zangxing”) with a total cash consideration of RMB 30,344, resulting in the derecognition of goodwill in an amount of RMB 13,774. Gain on disposal of Zangxing amounted to RMB 14,865 was recognized for the year ended August 31, 2020.

(c)	For each of the years ended August 31, 2019, 2020 and 2021, the Company performed impairment test of its goodwill. The impairment test performed during fiscal years ended August 31, 2019 and 2020 did not result in the fair value exceeding the carrying value; therefore, the Group recorded nil impairment loss on goodwill for the respective years. For the year ended August 31, 2021, the Group has determined that based on the underperformance of Elan reporting unit, market conditions and other factors including the adverse impacts from the regulations on after-school tutoring promulgated by the General Office of State Council and the General Office of Central Committee of the Communist Party of China in fiscal year 2021 , it was more likely than not that there were indications of impairment. Furthermore, the Group also has determined that based on the underperformance of the Chengdu Yinzhe reporting unit, market conditions and other factors including the adverse impacts from COVID-19, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Elan and Chengdu Yinzhe reporting unit exceeded their respective fair value. Accordingly, the Group recorded RMB 51,361and RMB 33,369 as impairment loss on goodwill of Elan and Chengdu Yinzhe on the consolidated statement of operations for the year ended August 31, 2021, respectively. The impairment is recorded in complementary education services reportable segment.